Long Term Debt - Summary of Components of Long-term Debt (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total debt	$ 519,615	$ 503,541	$ 506,000
Less: unamortized original issue discount	(15,600)	(16,126)	(19,806)
Less: unamortized debt issuance costs	(1,832)	(3,867)	(5,573)
Total debt, net	502,183	483,548	480,621
Current portion of debt	3,000	17,000	17,000
Less: current portion of unamortized original issue discount		(4,312)	(3,687)
Less: current portion of unamortized debt issuance costs		(1,740)	(1,624)
Total current portion of debt, net	3,000	10,948	11,689
Long-term debt, net	499,183	472,600	468,932
First Lien Facility Due 2022
Debt Instrument [Line Items]
Total debt		289,000	306,000
Convertible Debenture Notes Due 2024
Debt Instrument [Line Items]
Total debt	221,115	$ 214,541	$ 200,000
2021 Credit Agreement Due 2026
Debt Instrument [Line Items]
Total debt	$ 298,500